Balance Sheet	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 605,009
Prepaid expenses	321,174
Total Current Assets	926,183
Cash held in Trust Account	690,000,000
TOTAL ASSETS	690,926,183
Current liabilities
Accrued expenses	900,390
Advances from related party	17,703
Total Current Liabilities	918,093
FPA liability	69,874,782
Warrant liability	149,920,186
Deferred underwriting fee payable	24,150,000
TOTAL LIABILITIES	244,863,061
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 44,106,311 shares at $10.00 per share redemption value	441,063,112
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	190,771,666
Accumulated deficit	(185,775,870)
Total Shareholders' Equity	5,000,010
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	690,926,183
Common Class A [Member]
Shareholders' Equity
Common Stock,Value	2,489
Total Shareholders' Equity	2,489
Common Class B [Member]
Shareholders' Equity
Common Stock,Value	1,725
Total Shareholders' Equity	$ 1,725